Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
DerivativeLiabilitiesDetailsNarrativeAbstract
Fair value of derivatives			$ 23,550	$ 529,583	$ 0
Loss from derivative liability	$ (1,199,371)	$ 258,017	$ 193,155	$ 59,798